Mar. 01, 2016

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus and Summary Prospectus

dated March 1, 2016, as supplemented

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Transamerica Multi-Managed Balanced

Effective July 31, 2016, the table below replaces in its entirety the table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Multi-Managed Balanced:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.65%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.07%
Total annual fund operating expenses	0.72%

[1] Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee. As a result, “Other expenses” do not include administrative services fees. Prior to March 1, 2016, the fund paid investment advisory fees of 0.65% and administrative services fees of 0.03%. Management fees have also been restated to reflect a reduction in management fees effective July 31, 2016.

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Investors Should Retain this Supplement for Future Reference

July 31, 2016